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[VEDDER PRICE LOGO]                            VEDDER PRICE P.C.
                                               222 NORTH LASALLE STREET
                                               CHICAGO, ILLINOIS 60601
                                               312-609-7500
                                               FAX: 312-609-5005

COREY L. ZARSE
312-609-7785                                   CHICAGO - NEW YORK CITY -
czarse@vedderprice.com                         WASHINGTON, D.C. - ROSELAND, NJ




                                January 11, 2008



VIA EDGAR

Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

         Re:      The Aston Funds (the "Registrant")
                  File Nos. 33-68666 and 811-8004

To The Commission:

         Pursuant to Rule 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (c) of Rule 497, on behalf of the Registrant, we hereby certify that (1) the Prospectus dated January 9, 2008 and Statement of Additional Information dated January 9, 2008 for the above-captioned Registrant that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in Post-Effective Amendment No. 93 (the "Amendment"), which was filed on January 9, 2008, and (2) the text of the Amendment was filed electronically (Accession No. 0000950137-08-000180).

         Please do not hesitate to contact the undersigned at (312) 609-7785 if you have any questions regarding this certification.

                                               Sincerely,


                                               /s/ Corey L. Zarse
                                               ---------------------
                                               Corey L. Zarse

CLZ/kc